Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Research and development expenses	$ (38)	$ (35)	$ (38)
General and administrative expenses	(910)	(807)	(755)
Operating loss	(948)	(842)	(793)
Revaluation of warrants to purchase ADS’s			974
Revaluation of marketable securities – InterCure Ltd	138	(574)	2,753
Other finance income	45	98	87
Other finance expenses	(17)	(29)	(35)
Finance income (expenses), net	166	(505)	3,779
Total comprehensive income (loss) for the year	$ (782)	$ (1,347)	$ 2,986
Basic and diluted earnings (loss) per share (in U.S. dollars): (in Dollars per share)	$ (0.002)	$ (0.003)	$ 0.006
Weighted average number of issued ordinary shares (in Shares)	514,205,799	514,205,799	514,205,799